CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023 [1]	Jun. 30, 2024	Jun. 30, 2023 [1]
Cash flows from operating activities
Cash from operations	$ 151,596	$ 259,097	$ 244,580	$ 511,119
Income taxes paid	(15,374)	(19,514)	(28,516)	(33,957)
Payment for rent	(1,517)	(658)	(5,509)	(2,943)
Payment for tower and tower equipment decommissioning	(20)	(317)	(25)	(321)
Net cash generated from operating activities	134,685	238,608	210,530	473,898
Cash flow from investing activities
Purchase of property, plant and equipment	(60,503)	(158,150)	(121,534)	(263,567)
Payment in advance for property, plant and equipment	(1,508)	(34,346)	(5,851)	(70,148)
Purchase of software and licenses	(1,086)	(8,924)	(2,729)	(16,176)
Net proceeds from sale of subsidiary	4,073		4,073
Proceeds from disposal of property, plant and equipment	1,149	399	2,037	960
Insurance claims received	30	134	40	278
Interest income received	3,853	5,079	7,834	11,577
Deposit of short term deposits	(6,358)	(65,055)	(36,513)	(128,765)
Refund of short term deposits	1,923	3,994	204,680	20,723
Net cash (used in)/generated from investing activities	(58,427)	(256,869)	52,037	(445,118)
Cash flows from financing activities
Bank loans and bond proceeds received (net of transaction costs)	231,208	290,083	611,591	658,179
Bank loans and bonds repaid	(78,146)	(153,505)	(406,825)	(417,850)
Fees on loans and derivative instruments	(3,999)	(2,163)	(7,254)	(8,671)
Interest paid	(84,630)	(76,442)	(165,964)	(144,945)
Payment for the principal of lease liabilities	(15,468)	(24,523)	(32,534)	(44,745)
Interest paid for lease liabilities	(17,488)	(13,174)	(30,697)	(25,294)
Net gain/(loss) settled on derivative instruments	221	472	(19,927)	472
Net cash generated from/(used in) financing activities	31,698	20,748	(51,610)	17,146
Net increase in cash and cash equivalents	107,956	2,487	210,957	45,926
Cash and cash equivalents at beginning of period	333,203	515,589	293,823	514,078
Effect of movements in exchange rates on cash	4,554	(85,028)	(59,067)	(126,956)
Cash and cash equivalents at end of period	$ 445,713	$ 433,048	$ 445,713	$ 433,048

[1]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).